Borrowings (Details) € in Thousands, $ in Millions				1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 06, 2020 EUR (€) tranche	Jul. 14, 2020 USD ($) tranche shares	Jun. 01, 2012 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 10, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total borrowings					€ 17,324	€ 13,052		€ 17,324	€ 13,052
Current portion					(1,135)	(343)		(1,135)	(343)
Non Current portion					16,189	12,709		16,189	12,709
Proceeds from borrowings						2,027		579	2,027
Debt convertible					249			13,791	690
Innovation credit
Disclosure of detailed information about borrowings [line items]
Total borrowings					2,771	7,191		2,771	7,191	€ 4,700
Accrued interest					306	3,124		306	3,124
Percentage of cost covered by the innovative credit			35.00%
Maximum initial borrowing base			€ 5,000
Interest rate (as percent)			10.00%
Total conditional waiver of debt				€ 8,400
Proceeds from borrowings								2,800
Convertible notes
Disclosure of detailed information about borrowings [line items]
Total borrowings					13,812	2,473		13,812	2,473
Accrued interest					€ 435	€ 264		€ 435	€ 264
Interest rate (as percent)					8.00%			8.00%
Debt instrument convertible term							36 months	36 months
Convertible notes | Minimum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity							P24M	P24M
Convertible notes | Maximum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity							P36M	P36M
Convertible Debt
Disclosure of detailed information about borrowings [line items]
Warrants issued to purchase common stock | shares		302,676
Convertible Debt Pontifax Medison Debt Financing
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | $		$ 30
Number of tranches | tranche		3
Maximum borrowing capacity per tranche | $		$ 10
Term of debt		54 months
Debt, interest only payment term		24 months
Debt convertible | $							$ 10
Convertible Debt Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	€ 15,000
Number of tranches | tranche	3
Maximum borrowing capacity per tranche	€ 5,000
Term of debt	54 months
Debt, interest only payment term	24 months
Debt convertible								€ 5,000